Shareholder Report	6 Months Ended	120 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
C000234954
Shareholder Report [Line Items]
Fund Name	Regents Park Hedged Market Strategy ETF
Trading Symbol	RPHS
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Regents Park Hedged Market Strategy ETF for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099. You can also request this information by contacting us at 949.891.0600.
Additional Information Phone Number	949.891.0600
Additional Information Website	https://regentsparkfunds.com/our-funds/regents-park-hedged-market-strategy-etf/?cb=2099
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regents Park Hedged Market Strategy ETF	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	6 Months	1 Year	Since Inception (03/30/2022)
Regents Park Hedged Market Strategy ETF - NAV	11.47%	16.28%	3.25%
Regents Park Hedged Market Strategy ETF - Market Price	11.86%	16.46%	3.18%
S&P 500® Index	14.77%	22.15%	9.84%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date		Mar. 30, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jul. 31, 2024
AssetsNet	$ 57,646,787	$ 57,646,787
Holdings Count | Holding	69	69
Advisory Fees Paid, Amount	$ 220,282
InvestmentCompanyPortfolioTurnover	46.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$57,646,787
Number of Portfolio Holdings	69
Advisory Fee	$220,282
Portfolio Turnover	46%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	55.9%
Purchased Options	1.8%
U.S. Government & Agencies	42.3%